Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1, 2, 3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Revenue ($ Millions) 5
					TSR ($)	Peer Group TSR ($)
2025	5,997,265	6,233,558	1,922,882	1,984,258	221.18	191.86	62.6	468.6
2024	2,849,375	6,549,271	1,648,884	3,155,913	196.84	189.95	(28.6)	372.1
2023	2,660,000	2,025,520	1,860,875	1,367,181	67.06	132.60	(263.0)	209.7

1.	Richard McCathron was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Stewart Ellis	Torben Ostergaard	Guy Zeltser
Yuval Harry	Stewart Ellis	Michael Stienstra
	Yuval Harry	Torben Ostergaard
Stewart Ellis

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	5,997,265	(4,767,265)	5,003,558	6,233,558
2024	2,849,375	(1,756,250)	5,456,146	6,549,271
2023	2,660,000	(1,850,000)	1,215,520	2,025,520

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,922,882	(1,037,518)	1,098,894	1,984,258
2024	1,648,884	(812,467)	2,319,496	3,155,913
2023	1,860,875	(1,202,500)	708,806	1,367,181

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2025	3,873,225	(6,616)	892,510	244,439	—	5,003,558
2024	2,091,406	1,301,608	995,000	1,068,132	—	5,456,146
2023	570,000	(258,406)	469,000	434,926	—	1,215,520

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total- Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	761,092	(49,698)	287,814	99,686	—	1,098,894
2024	1,003,875	359,334	477,601	478,686	—	2,319,496
2023	370,500	(165,896)	304,851	199,351	—	708,806

4.
The Peer Group TSR set forth in this table utilizes Hudson Structured Capital Management Ltd Public InsurTech Index (the “HSCM Public InsurTech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in the Company and in the HSCM Public InsurTech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1.	Richard McCathron was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Stewart Ellis	Torben Ostergaard	Guy Zeltser
Yuval Harry	Stewart Ellis	Michael Stienstra
	Yuval Harry	Torben Ostergaard
Stewart Ellis

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes Hudson Structured Capital Management Ltd Public InsurTech Index (the “HSCM Public InsurTech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in the Company and in the HSCM Public InsurTech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,997,265	$ 2,849,375	$ 2,660,000
PEO Actually Paid Compensation Amount	$ 6,233,558	6,549,271	2,025,520
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	5,997,265	(4,767,265)	5,003,558	6,233,558
2024	2,849,375	(1,756,250)	5,456,146	6,549,271
2023	2,660,000	(1,850,000)	1,215,520	2,025,520
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2025	3,873,225	(6,616)	892,510	244,439	—	5,003,558
2024	2,091,406	1,301,608	995,000	1,068,132	—	5,456,146
2023	570,000	(258,406)	469,000	434,926	—	1,215,520

Non-PEO NEO Average Total Compensation Amount	$ 1,922,882	1,648,884	1,860,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,984,258	3,155,913	1,367,181
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,922,882	(1,037,518)	1,098,894	1,984,258
2024	1,648,884	(812,467)	2,319,496	3,155,913
2023	1,860,875	(1,202,500)	708,806	1,367,181
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total- Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	761,092	(49,698)	287,814	99,686	—	1,098,894
2024	1,003,875	359,334	477,601	478,686	—	2,319,496
2023	370,500	(165,896)	304,851	199,351	—	708,806

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the cumulative TSR over the three most recently completed fiscal years for the Company, and the HSCM Public InsurTech Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Revenue during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the cumulative TSR over the three most recently completed fiscal years for the Company, and the HSCM Public InsurTech Index TSR over the same period.

Total Shareholder Return Amount	$ 221.18	196.84	67.06
Peer Group Total Shareholder Return Amount	191.86	189.95	132.6
Net Income (Loss)	$ 62,600,000	$ (28,600,000)	$ (263,000,000)
Company Selected Measure Amount	468.6	372.1	209.7
PEO Name	Richard McCathron
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,767,265)	$ (1,756,250)	$ (1,850,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,873,225	2,091,406	570,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,616)	1,301,608	(258,406)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,510	995,000	469,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,439	1,068,132	434,926
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Inclusion of Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,003,558	5,456,146	1,215,520
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,037,518)	(812,467)	(1,202,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	761,092	1,003,875	370,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,698)	359,334	(165,896)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,814	477,601	304,851
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,686	478,686	199,351
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Inclusion of Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,098,894	$ 2,319,496	$ 708,806